Changes in liabilities from financing activities	12 Months Ended
Dec. 31, 2025
Changes in liabilities from financing activities

29. Changes in liabilities from financing activities

	Year ended December 31, 2025
	Short-term loans	Long-term loans (including current portion)	Lease liabilities	Total liabilities from financing activities
January 1	$8,999,751	$1,037,768	$163,775	$10,201,294
Net cash flow from financing activities	-	-	(180,327)	(180,327)
Proceeds from short-term loans from a related party	8,249,052	-	-	8,249,052
Payments on short-term loans	(5,868,457)	-	-	(5,868,457)
Proceeds from long-term loans	-	1,070,449	-	1,070,449
Repayments for long-term loans	-	(411,018)	-	(411,018)
Effect of foreign exchange rate changes	(389,742)	(44,941)	(7,092)	(441,775)
Interest expense	-	-	105,722	105,722
December 31	$10,990,604	$1,652,258	$82,078	$12,724,940

	Year ended December 31, 2024
	Short-term loans	Long-term loans (including current portion)	Lease liabilities	Total liabilities from financing activities
January 1	$6,964,927	$980,200	$105,745	$8,050,872
Net cash flow from financing activities	2,034,824	-	(205,321)	1,829,503
Proceeds from long-term loans	-	482,284	-	482,284
Payments on long-term loans	-	(421,063)	-	(421,063)
Effect of foreign exchange rate changes	-	(3,653)	(26,426)	(30,079)
Interest expense	-	-	289,777	289,777
December 31	$8,999,751	$1,037,768	$163,775	$10,201,294

	Year ended December 31, 2023
	Short-term loans	Long-term loans (including current portion)	Lease liabilities	Total liabilities from financing activities
January 1	$6,328,892	$1,223,636	$4,491,496	$12,044,024
Net cash flow from financing activities	-	(176,487)	(4,261,578)	(4,438,065)
Proceeds from long-term loans	636,035	-	(206,147)	429,888
Payments on long-term loans	-	642,467	-	642,467
Exchange adjustment	-	-	81,974	81,974
Changes from other activities	-	(709,416)	-	(709,416)
December 31	$6,964,927	$980,200	$105,745	$8,050,872

a) Net cash flow of lease liabilities represents the payment of lease rentals.

b) Changes in lease liabilities are due from non-cash effect right-of-use assets.